DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Accumulated other comprehensive income loss	$ (4,015)	$ 2,957
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	$ 1,163	$ 3,888
Not Designated as Hedging Instrument | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)	1 year
Net gain	$ 2,100
Cash Flow Hedging | Designated as Hedging Instrument | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)	2 years
Amount reclassified into income	$ 400
Fair Value Hedging | Designated as Hedging Instrument | Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	1,200
Accumulated other comprehensive income loss	$ 700